Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 823.7	$ 789.8	$ 1,412.0	$ 1,414.9	$ 2,986.4	$ 3,083.8	$ 2,716.3
Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			694.5	690.8	1,392.4	1,422.5	1,450.7
Television Production
Disaggregation of Revenue [Line Items]
Revenue	416.6	393.9	658.0	612.4	1,330.1	1,760.1	1,531.0
Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	407.1	395.9	754.0	802.5	1,656.3	1,323.7	1,185.3
Operating Segments
Disaggregation of Revenue [Line Items]
Revenue					2,986.4	3,083.8	2,716.3
Operating Segments | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			694.5	690.8	1,392.4	1,422.5	1,450.7
Operating Segments | International | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			6.3	5.2	9.7	9.4	4.6
Operating Segments | Starz Networks | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			688.2	685.6	1,382.7	1,413.1	1,446.1
Operating Segments | Motion Picture Segment
Disaggregation of Revenue [Line Items]
Revenue					1,656.3	1,323.7	1,185.3
Operating Segments | Motion Picture Segment | Starz Business
Disaggregation of Revenue [Line Items]
Revenue	72.1	60.5
Operating Segments | Motion Picture Segment | Theatrical
Disaggregation of Revenue [Line Items]
Revenue					226.5	120.7	65.3
Operating Segments | Motion Picture Segment | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue					736.3	598.0	612.1
Operating Segments | Motion Picture Segment | Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue					652.3	527.5	497.1
Operating Segments | Motion Picture Segment | Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue					84.0	70.5	115.0
Operating Segments | Motion Picture Segment | Televison
Disaggregation of Revenue [Line Items]
Revenue					274.4	217.8	257.9
Operating Segments | Motion Picture Segment | International
Disaggregation of Revenue [Line Items]
Revenue					391.0	365.0	234.4
Operating Segments | Motion Picture Segment | Other
Disaggregation of Revenue [Line Items]
Revenue					28.1	22.2	15.6
Operating Segments | Television Production
Disaggregation of Revenue [Line Items]
Revenue	416.6	393.9	658.0	612.4	1,330.1	1,760.1	1,531.0
Operating Segments | Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenue	149.9	130.3	189.4	211.3
Operating Segments | Television Production | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	34.3	84.2	53.2	96.0
Operating Segments | Television Production | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	0.5	0.3	1.3	0.7
Operating Segments | Television Production | Television
Disaggregation of Revenue [Line Items]
Revenue	313.1	221.8	473.2	371.9
Operating Segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue	49.7	73.6	85.5	105.6
Operating Segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue	19.0	14.0	44.8	38.2
Operating Segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	34.8	84.5	54.5	96.7
Operating Segments | Television Production | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue					242.6	245.0	92.0
Operating Segments | Television Production | Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue					240.6	241.7	85.1
Operating Segments | Television Production | Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue					2.0	3.3	6.9
Operating Segments | Television Production | Televison
Disaggregation of Revenue [Line Items]
Revenue					788.5	1,144.3	1,094.5
Operating Segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue					228.8	277.7	256.5
Operating Segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue					$ 70.2	$ 93.1	$ 88.0
Operating Segments | Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	407.1	395.9	754.0	802.5
Operating Segments | Motion Picture | Starz Business
Disaggregation of Revenue [Line Items]
Revenue			136.3	77.1
Operating Segments | Motion Picture | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	114.5	165.7	254.6	339.8
Operating Segments | Motion Picture | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	12.5	16.1	21.8	42.0
Operating Segments | Motion Picture | Theatrical
Disaggregation of Revenue [Line Items]
Revenue	20.1	28.2	56.1	94.1
Operating Segments | Motion Picture | Television
Disaggregation of Revenue [Line Items]
Revenue	108.7	100.8	196.7	149.3
Operating Segments | Motion Picture | International
Disaggregation of Revenue [Line Items]
Revenue	148.0	79.7	216.0	160.7
Operating Segments | Motion Picture | Other
Disaggregation of Revenue [Line Items]
Revenue	3.3	5.4	8.8	16.6
Operating Segments | Motion Picture | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	$ 127.0	$ 181.8	$ 276.4	$ 381.8